LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE - Schedule of Assets and Liabilities Held for Sale (Details) - Held-for-sale - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018
Assets held for sale:
Beginning balance	$ 29.9	$ 3.1
Transfers in	18.6	295.5
Disposals	(46.7)	(268.7)
Ending balance	1.8	29.9
Liabilities held for sale:
Beginning balance	10.5	15.4
Transfers in	5.7	0.0
Disposals	(7.9)	(4.9)
Ending balance	$ 8.3	$ 10.5